Earnings per share - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Net income	SFr 242.3	SFr 79.6	SFr 57.7
Class A
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	288,465,380	284,262,802	282,195,495
Number of shares with dilutive effects (in shares)	3,787,481	3,306,122	2,354,500
Weighted number of outstanding shares (diluted and undiluted) (in shares)	292,252,861	287,568,924	284,549,995
Net income	SFr 216.3	SFr 70.9	SFr 51.4
Basic EPS (CHF) (in CHF per share)	SFr 0.75	SFr 0.25	SFr 0.18
Diluted EPS (CHF) (in CHF per share)	SFr 0.74	SFr 0.25	SFr 0.18
Class B
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	345,437,500	345,437,500	345,437,500
Number of shares with dilutive effects (in shares)	12,822,456	11,446,403	6,891,423
Weighted number of outstanding shares (diluted and undiluted) (in shares)	358,259,956	356,883,903	352,328,923
Net income	SFr 25.9	SFr 8.6	SFr 6.3
Basic EPS (CHF) (in CHF per share)	SFr 0.07	SFr 0.02	SFr 0.02
Diluted EPS (CHF) (in CHF per share)	SFr 0.07	SFr 0.02	SFr 0.02